SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 6) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred convertible bond/notes issuance costs
Amortization of deferred convertible notes issuance costs and premium		$ 784,456	$ 784,456	$ 881,172
Cost of revenues
Shipping and handling costs		36,678,733	14,524,853	9,058,534
Warranty costs
Period of warranties for solar modules against specified declines in the initial minimum power generation capacity at the time of delivery		25 years
Minimum period of warranties for solar modules against defects in materials and workmanship		5 years
Maximum period of warranties for solar modules against defects in materials and workmanship		10 years
Warranty accrual rate as a percentage of PV module revenues		1.00%
Product warranty reversal			7,787,834
Government grants
Government grants recorded in other operating income		4,297,693	4,287,891	4,305,347
Government grants received, related to property, plant and equipment and land use right		16,819,424	1,458,283	7,132,358
Deferred government grants		44,150,492	27,311,528
Amortization of government grant received, related to property, plant and equipment		988,312	808,089	628,133
Convertible Senior Notes due 2018
Deferred convertible bond/notes issuance costs
Issuance costs of debt	7,156,101			7,156,101
Amortization of deferred convertible notes issuance costs and premium		$ 784,456	$ 784,456